Deferred Stock-Based Compensation - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Compensation Related Party [Abstract]
DEFERRED STOCK-BASED COMPENSATION - RELATED PARTY

2. DEFERRED STOCK-BASED COMPENSATION - RELATED PARTY

Effective May 18, 2018, the Company appointed J. Mark Goode as the President and Chief Executive Officer of the Company. He was also appointed a member and Chairman of the Board of Directors of the Company.

The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode’s annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company’s performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode received 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share). Pursuant to the initial terms of the employment agreement, after one year of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; after two years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; and after three years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance. As of December 31, 2018 the Company accrued $300,995 in accordance with ASC 718-10-55-65 for the portion earned as the terms of such an award do not establish an ownership relationship because the extent to which (or whether) the employee benefits from the award depends on something other than changes in the entity’s share price. Therefore, the awards should be accounted for as a liability award. ASC 718 requires that public companies measure share-based awards classified as liabilities at fair value at each reporting date. In accordance with 718-30-35-3, a public entity shall measure a liability award under a share-based payment arrangement based on the award’s fair value re-measured at each reporting date until the date of settlement. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting period.

On May 31, 2019, the Company entered into amendment no. 1 to the Company’s employment agreement with Mr. Goode. Pursuant to the amendment, the Company’s obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. Mr. Goode would have been or will be required to return such 750,000 shares to the Company as follows:

●	Mr. Goode would have been required to return 500,000 of such shares to the Company if he was not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and

●	Mr. Goode will return 250,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).

On May 31, 2019 the Company recorded the reclassification of the derivative liability of $2,162,408 for the issuance of these share to additional paid in capital and common stock. The Company recorded $622,057 for the additional value of the common stock for the vesting of the award. As of September 30, 2020 the unvested amount of the awards was $278,483.

During the nine months ended September 30, 2020, 500,000 shares of Mr. Goode common stock vested. The remaining 250,000 shares issued to Mr. Goode under his employment agreement remain subject to forfeiture.

2. DEFERRED STOCK-BASED COMPENSATION - RELATED PARTY

Effective May 18, 2018, the Company appointed J. Mark Goode as the President and Chief Executive Officer of the Company. He was also appointed a member and Chairman of the Board of Directors of the Company.

The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode’s annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company’s performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode received 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share). Pursuant to the initial terms of the employment agreement, after one year of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; after two years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; and after three years of employment by the Company as the Chief Executive Officer, the Company agreed to issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance. As of December 31, 2018 the Company accrued $300,995 in accordance with ASC 718-10-55-65 for the portion earned as the terms of such an award do not establish an ownership relationship because the extent to which (or whether) the employee benefits from the award depends on something other than changes in the entity’s share price. Therefore, the awards should be accounted for as a liability award. ASC 718 requires that public companies measure share-based awards classified as liabilities at fair value at each reporting date. In accordance with 718-30-35-3, a public entity shall measure a liability award under a share-based payment arrangement based on the award’s fair value re-measured at each reporting date until the date of settlement. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting period.

On May 31, 2019, the Company entered into amendment no. 1 to the Company’s employment agreement with Mr. Goode. Pursuant to the amendment, the Company’s obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. The shares will be expensed over the term of the employment agreement. Mr. Goode will be required to return such 750,000 shares to the Company as follows:

●	Mr. Goode will return 500,000 of such shares to the Company if he is not serving as Chief Executive Officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and

●	Mr. Goode will return 250,000 of such shares to the Company if he is not serving as o of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).

On May 31, 2019 the Company recorded the reclassification of the derivative liability of $2,162,408 for the issuance of these share to additional paid in capital and common stock. The Company recorded $687,003 for the additional value of the common stock for the vesting of the award during the year ended December 31, 2019. As of December 31, 2019 the unvested amount of the awards was $900,598.